Summary of Significant Accounting Policies - Schedule of Exchange Rates for the Respective Periods (Details)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Balance Sheet [Member] | HKD [Member]
Schedule of Exchange Rates for the Respective Periods [Line Items]
Exchange rate	7.842	7.7833
Balance Sheet [Member] | SGD [Member]
Schedule of Exchange Rates for the Respective Periods [Line Items]
Exchange rate	1.2941	1.2859
Balance Sheet [Member] | RMB [Member]
Schedule of Exchange Rates for the Respective Periods [Line Items]
Exchange rate	6.7851	6.9931
Statements of Income and Comprehensive Income and Statements of Cash Flows [Member] | HKD [Member]
Schedule of Exchange Rates for the Respective Periods [Line Items]
Exchange rate	7.8243		7.7917
Statements of Income and Comprehensive Income and Statements of Cash Flows [Member] | SGD [Member]
Schedule of Exchange Rates for the Respective Periods [Line Items]
Exchange rate	1.2775		1.3237
Statements of Income and Comprehensive Income and Statements of Cash Flows [Member] | RMB [Member]
Schedule of Exchange Rates for the Respective Periods [Line Items]
Exchange rate	6.8624		7.2526